JPMORGAN TRUST II

270 Park Avenue

New York, NY 10017

July 5, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (the “Trust”) on behalf of
the funds (the “Funds”) listed on
Appendix A hereto
File Nos. 811-4236 and 2-95973

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the Funds listed on Appendix A does not differ from the Prospectuses and Statement of Additional Information contained in the Post-Effective Amendment No. 280 (Amendment 281 under the Investment Company Act of 1940) filed electronically on June 28, 2018.

If you have any questions, please call the undersigned at (212) 648-1782.

Sincerely,

/s/ Pamela Woodley
Pamela Woodley
Assistant Secretary

July 5, 2018	JPMorgan Trust II

Appendix A

J.P. Morgan Municipal Bond Funds

JPMorgan Municipal Income Fund

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Tax Free Bond Fund